UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS BATTERYMARCH EMERGING MARKETS FUND

FORM N-Q

JUNE 30, 2015

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited)	June 30, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.9%
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.7%
Bharat Forge Ltd.	3,612	$60,011
Bosch Ltd.	235	80,456	*
Cheng Shin Rubber Industry Co., Ltd.	78,000	172,662
Hyundai Mobis Co., Ltd.	706	134,181
UMW Holdings Berhad	36,200	97,288

Total Auto Components		544,598

Automobiles - 3.1%
Bajaj Auto Ltd.	2,468	98,255
Brilliance China Automotive Holdings Ltd.	110,000	171,708
BYD Co., Ltd.	23,000	137,972
Chongqing Changan Automobile Co., Ltd., Class B Shares	36,500	93,374
Dongfeng Motor Group Co., Ltd., Class H Shares	100,000	133,909
Ford Otomotiv Sanayi AS	23,132	309,422
Geely Automobile Holdings Ltd.	205,000	109,752
Great Wall Motor Co., Ltd., Class H Shares	39,500	207,311	(a)
Guangzhou Automobile Group Co., Ltd., Class H Shares	86,000	79,659
Hero MotoCorp Ltd.	1,428	56,430
Hyundai Motor Co.	1,600	195,078
Kia Motors Corp.	2,540	103,153
Mahindra and Mahindra Ltd.	9,888	199,755
PT Astra International Tbk	543,100	288,201
Tata Motors Ltd.	21,353	145,427
Tofas Turk Otomobil Fabrikasi AS	43,299	295,650
Yulon Motor Co., Ltd.	41,000	47,572

Total Automobiles		2,672,628

Diversified Consumer Services - 0.1%
Kroton Educacional SA	22,240	85,051

Hotels, Restaurants & Leisure - 1.4%
Berjaya Sports Toto Bhd	70,200	61,027
Genting Berhad	167,600	358,033
Genting Malaysia Berhad	223,800	249,128
Hotel Shilla Co., Ltd.	517	51,679
Kangwon Land Inc.	2,206	73,174
Minor International PCL	228,030	202,540	(a)
OPAP SA	27,386	203,481	(a)

Total Hotels, Restaurants & Leisure		1,199,062

Household Durables - 1.1%
Arcelik AS	77,483	420,647
Coway Co., Ltd.	461	37,774
Haier Electronics Group Co., Ltd.	47,000	126,420
LG Electronics Inc.	1,846	78,113
Steinhoff International Holdings Ltd.	24,837	157,176
Turkiye Sise ve Cam Fabrikalari AS	76,546	103,105

Total Household Durables		923,235

Internet & Catalog Retail - 0.0%
B2W Companhia Digital	3,000	19,675	*

Leisure Products - 0.2%
Giant Manufacturing Co., Ltd.	14,000	118,427
Merida Industry Co., Ltd.	12,800	82,970

Total Leisure Products		201,397

Media - 2.0%
Alibaba Pictures Group Ltd.	190,000	74,269	*
Astro Malaysia Holdings Bhd	121,400	99,102
BEC World PCL	146,600	162,766	(a)
Cyfrowy Polsat SA	14,856	93,443	*
Global Mediacom Tbk PT	390,700	34,286

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Media - (continued)
Grupo Televisa SA	75,900	$589,284
Media Nusantara Citra Tbk PT	290,500	42,270
Naspers Ltd., Class N Shares	3,086	480,682
Surya Citra Media Tbk PT	256,400	55,290
Zee Entertainment Enterprises Ltd.	17,793	103,215

Total Media		1,734,607

Multiline Retail - 1.2%
El Puerto de Liverpool SA de CV, Class C1 Shares	5,400	62,361
Lojas Renner SA	3,300	119,938
Matahari Department Store Tbk PT	67,900	84,286
S.A.C.I. Falabella	94,613	660,822
Woolworths Holdings Ltd.	10,305	83,518

Total Multiline Retail		1,010,925

Specialty Retail - 0.9%
Belle International Holdings Ltd.	167,000	191,742
FF Group	4,139	95,292	*(a)
GOME Electrical Appliances Holdings Ltd.	445,000	98,741
Home Product Center PCL	564,946	112,904	(a)
Hotai Motor Co., Ltd.	11,000	155,796
JUMBO SA	12,763	90,095	(a)

Total Specialty Retail		744,570

Textiles, Apparel & Luxury Goods - 1.1%
Anta Sports Products Ltd.	38,000	92,653
CCC SA	1,914	88,574
Eclat Textile Co., Ltd.	8,440	138,412
Feng Tay Enterprise Co., Ltd.	14,000	81,220
LPP SA	123	217,461
Pou Chen Corp.	91,000	129,770
Ruentex Industries Ltd.	33,000	75,509
Shenzhou International Group	21,000	101,864

Total Textiles, Apparel & Luxury Goods		925,463

TOTAL CONSUMER DISCRETIONARY		10,061,211

CONSUMER STAPLES - 12.8%
Beverages - 1.5%
AMBEV SA	29,600	181,841
Anadolu Efes Biracilik ve Malt Sanayii AS	23,746	214,415
Coca-Cola Femsa SAB de CV, Class L Shares	7,200	57,215
Coca-Cola Icecek AS	8,969	149,255
Compania Cervecerias Unidas SA	16,887	178,883
Fomento Economico Mexicano SA de CV	25,300	225,418
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	121,395
United Spirits Ltd.	1,327	70,456	*
Vina Concha y Toro SA	48,933	85,347

Total Beverages		1,284,225

Food & Staples Retailing - 4.1%
BIM Birlesik Magazalar AS	25,848	462,932
Cencosud SA	142,187	343,638
China Resources Enterprise Ltd.	64,000	206,823
CP ALL PCL	306,000	419,017	(a)
E-Mart Co., Ltd.	567	117,421
Magnit PJSC, GDR	12,422	691,408
Massmart Holdings Ltd.	7,037	86,473
Pick n Pay Stores Ltd.	13,276	62,746
President Chain Store Corp.	53,000	372,749
Shoprite Holdings Ltd.	24,866	354,615
Spar Group Ltd.	7,004	109,188
Sun Art Retail Group Ltd.	123,500	111,526
Wal-Mart de Mexico SAB de CV	59,800	146,062

Total Food & Staples Retailing		3,484,598

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Food Products - 4.5%
Astra Agro Lestari Tbk PT	20,100	$34,599
BRF SA	4,600	97,175
Charoen Pokphand Foods PCL	205,400	145,952	(a)
China Agri-Industries Holdings Ltd.	137,000	77,942	*
China Huishan Dairy Holdings Co., Ltd.	330,000	74,927
China Mengniu Dairy Co., Ltd.	70,000	348,575
CJ CheilJedang Corp.	239	94,490
Felda Global Ventures Holdings Bhd	116,100	50,157
Genting Plantations Bhd	21,200	55,683
Grupo Bimbo SAB de CV, Series A Shares	26,900	69,503	*
Indofood CBP Sukses Makmur Tbk PT	40,500	37,895
IOI Corp. Bhd	214,700	231,031
Kuala Lumpur Kepong Berhad	33,900	192,277
Lotte Confectionery Co., Ltd.	25	43,570
Nestle India Ltd.	560	55,929
ORION Corp.	101	94,893
PPB Group Bhd	41,500	166,308
PT Charoen Pokphand Indonesia Tbk	346,400	71,449
PT Indofood Sukses Makmur Tbk	195,200	96,264
Standard Foods Corp.	35,970	107,486
Thai Union Frozen Products PCL	156,800	101,205
Tiger Brands Ltd.	8,992	209,530
Tingyi (Cayman Islands) Holding Corp.	98,000	201,018
Ulker Biskuvi Sanayi AS	16,427	114,617
Uni-President Enterprises Corp.	423,900	751,506
Want Want China Holdings Ltd.	315,000	333,224

Total Food Products		3,857,205

Household Products - 0.7%
Hindustan Unilever Ltd.	16,001	229,914
Kimberly-Clark de Mexico SAB de CV, Class A Shares	27,200	58,822
LG Household & Health Care Ltd.	196	136,002
Unilever Indonesia Tbk PT	60,700	179,835

Total Household Products		604,573

Personal Products - 1.2%
Amorepacific Corp.	808	302,787
Amorepacific Group	630	105,617
Dabur India Ltd.	15,007	66,245
Godrej Consumer Products Ltd.	2,978	57,521
Hengan International Group Co., Ltd.	39,500	469,064

Total Personal Products		1,001,234

Tobacco - 0.8%
British American Tobacco (Malaysia) Berhad	9,000	147,893
ITC Ltd.	46,477	230,597
KT&G Corp.	2,813	239,324
PT Gudang Garam Tbk	18,100	61,227

Total Tobacco		679,041

TOTAL CONSUMER STAPLES		10,910,876

ENERGY - 8.9%
Energy Equipment & Services - 0.7%
Bumi Armada Bhd	418,450	126,433	*
China Oilfield Services Ltd.	36,000	57,217
Sapurakencana Petroleum Bhd	659,200	412,328

Total Energy Equipment & Services		595,978

Oil, Gas & Consumable Fuels - 8.2%
Bharat Petroleum Corp., Ltd.	4,994	68,864
China Petroleum & Chemical Corp., Class H Shares	438,000	377,452

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
China Shenhua Energy Co., Ltd., Class H Shares	62,000	$141,412
CNOOC Ltd.	303,000	430,760
Coal India Ltd.	16,208	107,078
Ecopetrol SA	497,978	330,684
Gazprom OAO, ADR	43,354	223,273
GS Holdings	4,197	187,190
IRPC PCL	470,800	62,447
Kunlun Energy Co., Ltd.	66,000	67,179
Lukoil OAO	3,813	170,367	*
NovaTek OAO, GDR	578	58,840
Oil & Natural Gas Corp., Ltd.	20,579	100,132
PetroChina Co., Ltd.	354,000	394,117
Petroleo Brasileiro SA	29,000	130,864	*
Petronas Dagangan Berhad	50,700	276,546
Polski Koncern Naftowy Orlen SA	15,051	295,536
Polskie Gornictwo Naftowe i Gazownictwo SA	85,276	149,687
PTT Exploration and Production PCL	19,600	63,253
PTT Exploration and Production PCL	35,900	115,856	(a)
PTT PCL	23,000	244,467	(a)
PTT PCL	15,000	159,435
Reliance Industries Ltd.	29,232	458,586
Rosneft Oil Co., GDR	9,770	40,252
S-Oil Corp.	3,236	196,113
Sasol Ltd.	9,997	369,772
SK Innovation Co., Ltd.	4,157	454,663	*
Tatneft	10,710	57,019	*
Thai Oil PCL	42,300	68,881
Tupras-Turkiye Petrol Rafinerileri AS	40,531	1,026,848	*
Ultrapar Participacoes SA	6,200	131,015

Total Oil, Gas & Consumable Fuels		6,958,588

TOTAL ENERGY		7,554,566

FINANCIALS - 13.8%
Banks - 10.3%
Agricultural Bank of China Ltd., Class H Shares	154,000	83,243	*
Akbank TAS	86,895	251,273
AMMB Holdings Berhad	53,100	84,864
Banco de Chile	1,823,064	200,422
Banco de Credito e Inversiones	1,968	86,502
Banco Santander Chile	5,195,770	264,147
Bank of China Ltd., Class H Shares	315,800	205,738
Bank of the Philippine Islands	21,280	44,599
Bank Pekao SA	2,440	116,776
Bank Zachodni WBK SA	732	66,435	*
BDO Unibank Inc.	31,240	75,104
China Construction Bank Corp., Class H Shares	391,767	358,332
China Development Financial Holding Corp.	211,000	80,011
China Merchants Bank Co., Ltd., Class H Shares	25,500	74,675
CIMB Group Holdings Berhad	123,700	179,337
Commercial International Bank	49,089	364,473	(a)
Corpbanca SA	12,997,695	143,544
Credicorp Ltd.	5,000	694,600
CTBC Financial Holding Co., Ltd.	178,508	140,587
First Financial Holding Co., Ltd.	181,000	110,872
Grupo Financiero Banorte SAB de CV, Series O Shares	57,600	316,704
Grupo Financiero Inbursa SA de CV, Series O Shares	40,900	92,768
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	36,400	67,207
Hana Financial Group Inc.	4,307	112,169
Hong Leong Bank Berhad	14,700	52,208
ICICI Bank Ltd.	18,985	91,824
Industrial & Commercial Bank of China Ltd., Class H Shares	299,246	237,419
Kasikornbank Public Co., Ltd.	22,800	127,584
Kasikornbank Public Co., Ltd., NVDR	12,700	71,066
KB Financial Group Inc.	4,887	161,666

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Banks - (continued)
Komercni Banka AS	2,264	$501,879
Malayan Banking Berhad	100,100	242,490
Mega Financial Holding Co., Ltd.	88,000	79,288
OTP Bank PLC	24,700	488,891
Powszechna Kasa Oszczednosci Bank Polski SA	14,846	122,874
PT Bank Central Asia Tbk	148,000	149,859
PT Bank Mandiri	122,900	92,642
PT Bank Rakyat Indonesia	141,600	109,924
Public Bank Berhad	56,710	281,371
Sberbank of Russia	302,010	394,580	*
Shinhan Financial Group Co., Ltd.	4,968	185,056
Siam Commercial Bank PCL	31,100	143,182	(a)
Standard Bank Group Ltd.	8,423	110,892
State Bank of India	25,810	106,596
Turkiye Garanti Bankasi AS	78,706	245,507
Turkiye Halk Bankasi AS	23,308	107,404
Turkiye Is Bankasi, Class C Shares	55,664	117,139
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	39,622	63,718
VTB Bank OJSC	146,880,000	210,185	*
Yapi ve Kredi Bankasi AS	25,307	37,204

Total Banks		8,746,830

Capital Markets - 0.1%
Yuanta Financial Holding Co.	172,525	93,379

Consumer Finance - 0.1%
Gentera SAB de CV	23,000	40,900
Samsung Card Co., Ltd.	463	15,358

Total Consumer Finance		56,258

Diversified Financial Services - 1.0%
Ayala Corp.	4,120	72,184
FirstRand Ltd.	27,885	122,212
Fubon Financial Holding Co., Ltd.	73,000	145,269
Grupo de Inversiones Suramericana SA	7,173	101,928
GT Capital Holdings Inc.	1,920	58,166
Haci Omer Sabanci Holding AS	32,533	122,601
Metro Pacific Investments Corp.	417,400	43,786
Moscow Exchange MICEX-RTS PJSC	33,550	42,253
Remgro Ltd.	6,669	140,298

Total Diversified Financial Services		848,697

Insurance - 1.2%
Cathay Financial Holding Co., Ltd.	93,350	163,074
China Life Insurance Co., Ltd.	31,000	134,373
China Pacific Insurance (Group) Co., Ltd., Class H Shares	12,800	61,593
Liberty Holdings Ltd.	2,468	29,449
MMI Holdings Ltd.	9,705	24,051
Ping An Insurance Group Co. of China Ltd., Class H Shares	11,500	154,885
Powszechny Zaklad Ubezpieczen SA	930	107,012
Samsung Fire & Marine Insurance Co., Ltd.	426	112,281
Samsung Life Insurance Co., Ltd.	898	86,544
Sanlam Ltd.	20,304	110,716

Total Insurance		983,978

Real Estate Investment Trusts (REITs) - 0.2%
Emlak Konut Gayrimenkul Yatirim	55,908	57,575
Fibra Uno Administracion SA de CV	59,100	140,554

Total Real Estate Investment Trusts (REITs)		198,129

Real Estate Management & Development - 0.4%
Ayala Land Inc.	161,800	133,846
China Overseas Land & Investment Ltd.	16,060	56,872
SM Prime Holdings Inc.	199,400	88,357
Talaat Moustafa Group	69,432	80,716	(a)

Total Real Estate Management & Development		359,791

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	23,040	$469,628

TOTAL FINANCIALS		11,756,690

HEALTH CARE - 4.5%
Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	148,000	109,403

Health Care Providers & Services - 1.0%
Life Healthcare Group Holdings Ltd.	31,732	97,888
Mediclinic International Ltd.	18,485	155,495
Netcare Ltd.	34,187	107,568
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	52,400	146,015
Sinopharm Group Co., Ltd., Class H Shares	87,600	388,753

Total Health Care Providers & Services		895,719

Pharmaceuticals - 3.4%
Aspen Pharmacare Holdings Ltd.	13,226	391,366
Aurobindo Pharma Ltd.	3,395	77,731
Celltrion Inc.	5,921	414,037	*
China Medical System Holdings Ltd.	83,000	115,427
Cipla Ltd.	8,893	86,305
CSPC Pharmaceutical Group Ltd.	306,000	303,176
Dr. Reddy’s Laboratories Ltd.	2,629	146,796
Hanmi Pharm. Co., Ltd.	497	208,077	*
Lupin Ltd.	4,969	146,620
Luye Pharma Group Ltd.	104,000	111,358	*
Piramal Enterprises Ltd.	2,772	40,309
Shanghai Fosun Pharmaceutical Group Co., Ltd.	30,000	110,881
Sino Biopharmaceutical Ltd.	220,000	256,000
Sun Pharmaceutical Industries Ltd.	18,025	247,787
Yuhan Corp.	824	201,669

Total Pharmaceuticals		2,857,539

TOTAL HEALTH CARE		3,862,661

INDUSTRIALS - 9.3%
Aerospace & Defense - 0.2%
AviChina Industry & Technology Co., Ltd.	48,000	46,876
Embraer SA	18,100	137,739

Total Aerospace & Defense		184,615

Air Freight & Logistics - 0.1%
Hyundai Glovis Co., Ltd.	332	60,123
Sinotrans Ltd.	44,000	29,517

Total Air Freight & Logistics		89,640

Airlines - 0.6%
Air China Ltd., Class H Shares	44,000	49,330	(a)
AirAsia Berhad	92,900	37,919
China Airlines Ltd.	200,000	85,239	*
EVA Airways Corp.	138,000	94,148	*
Turk Hava Yollari Anonim Ortakligi	65,371	214,643	*

Total Airlines		481,279

Commercial Services & Supplies - 0.1%
China Everbright International Ltd.	55,000	99,193

Construction & Engineering - 1.4%
China Communications Construction Co., Ltd., Class H Shares	92,000	137,201
China Railway Construction Corp., Class H Shares	43,000	66,123
China Railway Group Ltd., Class H Shares	84,000	91,135
China State Construction International Holdings Ltd.	34,000	60,881

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Construction & Engineering - (continued)
CTCI Corp.	62,000	$100,271
Dialog Group BHD	185,664	78,242
Gamuda Berhad	83,500	103,351
Hyundai Engineering & Construction Co., Ltd.	1,344	49,461
IJM Corp. Berhad	74,600	128,914
Larsen & Toubro Ltd.	11,177	312,984
Promotora y Operadora de Infraestructura SAB de CV	7,600	81,331	*

Total Construction & Engineering		1,209,894

Electrical Equipment - 0.4%
Bharat Heavy Electricals Ltd.	23,215	89,954
Shanghai Electric Group Co., Ltd., Class H Shares	50,000	40,637
Teco Electric & Machinery Co., Ltd.	173,000	134,287
Zhuzhou CSR Times Electric Co., Ltd., Class H Shares	12,500	94,175

Total Electrical Equipment		359,053

Industrial Conglomerates - 3.4%
Aboitiz Equity Ventures Inc.	80,770	103,985
Alfa SA de CV, Series A Shares	108,071	207,100
Beijing Enterprises Holdings Ltd.	8,500	63,874
Bidvest Group Ltd.	25,090	635,499
Cheil Industries Inc.	396	63,015	*
CITIC Ltd.	48,000	86,321
DMCI Holdings Inc.	202,050	59,150
Enka Insaat ve Sanayi AS	56,381	107,288
Far Eastern New Century Corp.	253,340	268,493
Grupo Carso SA de CV, Series A1 Shares	16,300	67,927
JG Summit Holdings Inc.	98,700	156,948
Koc Holding AS	76,421	353,577
LG Corp.	2,676	148,260
Siemens Ltd.	3,049	64,533
Sime Darby Bhd	133,400	301,237
SK Holdings Co., Ltd.	526	93,369
SM Investments Corp.	6,300	125,050

Total Industrial Conglomerates		2,905,626

Machinery - 1.1%
China Conch Venture Holdings Ltd.	17,500	40,186
CRRC Corp. Ltd., Class H Shares	86,700	133,100
Eicher Motors Ltd.	428	132,405
Hiwin Technologies Corp.	16,570	109,018
Hyundai Heavy Industries Co., Ltd.	752	74,833	*
PT United Tractors Tbk	204,400	312,368
Weg SA	18,540	113,598

Total Machinery		915,508

Marine - 0.4%
China COSCO Holdings Co., Ltd., Class H Shares	74,000	47,923	*
China Shipping Container Lines Co., Ltd., Class H Shares	118,000	46,125	*
Evergreen Marine Corp.	144,000	74,673	*
MISC Bhd	56,000	114,583
Yang Ming Marine Transport Corp.	111,000	38,853	*

Total Marine		322,157

Road & Rail - 0.1%
Container Corp. of India Ltd.	2,648	69,859

Trading Companies & Distributors - 0.3%
Barloworld Ltd.	14,699	116,591
Samsung C&T Corp.	1,808	107,302

Total Trading Companies & Distributors		223,893

Transportation Infrastructure - 1.2%
Adani Ports and Special Economic Zone Ltd.	19,767	95,560
CCR SA	25,900	124,206
China Merchants Holdings International Co., Ltd.	28,000	120,286

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Transportation Infrastructure - (continued)
COSCO Pacific Ltd.	56,000	$75,856
Grupo Aeroportuario del Pacifico SAB de CV, Series B Shares	8,400	57,505
Grupo Aeroportuario del Sureste SA de CV, Series B Shares	5,900	83,822
International Container Terminal Services Inc.	16,050	39,226
Malaysia Airports Holdings Bhd	41,700	68,634
PT Jasa Marga	259,300	106,482
TAV Havalimanlari Holding AS	21,003	178,284
Westports Holdings Berhad	57,500	64,465
Zhejiang Expressway Co., Ltd., Class H Shares	38,000	52,748

Total Transportation Infrastructure		1,067,074

TOTAL INDUSTRIALS		7,927,791

INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.1%
AAC Technologies Holdings Inc.	10,500	59,398

Electronic Equipment, Instruments & Components - 0.2%
Hon Hai Precision Industry Co., Ltd.	66,840	210,131

Internet Software & Services - 1.7%
Media Tek Inc.	7,000	95,739
Naver Corp.	63	35,808
Tencent Holdings Ltd.	65,400	1,306,051

Total Internet Software & Services		1,437,598

IT Services - 1.2%
Cielo SA	25,020	352,635
HCL Technologies Ltd.	6,594	95,275
Infosys Ltd.	20,066	311,168
Tata Consultancy Services Ltd.	4,942	198,285
Wipro Ltd.	8,798	75,332

Total IT Services		1,032,695

Semiconductors & Semiconductor Equipment - 0.7%
GCL-Poly Energy Holdings Ltd.	216,000	49,879	*
Hanergy Thin Film Power Group Ltd.	158,000	44,240	*(a)
SK Hynix Inc.	2,580	97,839
Taiwan Semiconductor Manufacturing Co., Ltd.	83,715	381,207

Total Semiconductors & Semiconductor Equipment		573,165

Software - 0.1%
Totvs SA	5,300	66,482

Technology Hardware, Storage & Peripherals - 0.7%
Lenovo Group Ltd.	96,000	133,011
Samsung Electronics Co., Ltd.	392	445,610

Total Technology Hardware, Storage & Peripherals		578,621

TOTAL INFORMATION TECHNOLOGY		3,958,090

MATERIALS - 10.8%
Chemicals - 3.1%
Asian Paints Ltd.	10,821	128,805
Formosa Chemicals & Fibre Corp.	69,000	165,934
Formosa Plastics Corp.	87,000	204,709
Grupa Azoty SA	3,919	86,103	*
Hyosung Corp.	498	64,290
Indorama Ventures PCL	61,000	50,118
Indorama Ventures PCL	42,000	34,507	(a)
LG Chem Ltd.	816	203,735
Lotte Chemical Corp.	299	77,467
Mexichem SA de CV	20,800	60,081
Nan Ya Plastics Corp.	96,000	225,264
OCI Co., Ltd.	529	42,682
Petronas Chemicals Group Bhd	435,900	730,159
PTT Global Chemical PCL	46,400	95,134

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Chemicals - (continued)
PTT Global Chemical PCL	65,700	$134,705	(a)
Sinopec Shanghai Petrochemical Co., Ltd.	224,000	121,658	*
Synthos SA	49,927	61,745	*
UPL Ltd.	10,794	90,668
Uralkali PJSC	32,362	85,618	*

Total Chemicals		2,663,382

Construction Materials - 3.1%
Ambuja Cements Ltd.	29,593	106,791
Anhui Conch Cement Co., Ltd., Class H Shares	80,000	280,718
Asia Cement Corp.	76,643	90,667
BBMG Corp., Class H Shares	87,000	87,432
Cementos Argos SA	43,548	154,620
Cemex SA de CV	296,004	271,569
China National Building Material Co., Ltd.	216,000	203,975
China Resources Cement Holdings Ltd.	162,000	89,866
Grupo Argos SA	30,956	201,999
Lafarge Malaysia Bhd	66,500	149,109
PT Indocement Tunggal Prakarsa Tbk	125,000	195,715
PT Semen Gresik (Persero) Tbk	252,000	226,814
Shree Cement Ltd.	348	62,190
Siam Cement PCL	6,400	98,533
Siam Cement PCL	20,000	306,731
Taiwan Cement Corp.	49,000	61,856
Ultratech Cement Ltd.	1,443	67,891

Total Construction Materials		2,656,476

Metals & Mining - 3.9%
Alrosa AO	72,800	83,136
Aluminum Corporation of China Ltd.	242,000	122,381	*
AngloGold Ashanti Ltd.	9,514	85,748	*
China Steel Corp.	225,600	180,234
Compania de Minas Buenaventura SA, ADR	9,800	101,724
Fosun International Ltd.	120,500	283,235
Gold Fields Ltd.	19,654	62,939
Grupo Mexico SAB de CV, Series B Shares	83,400	250,929
Hindalco Industries Ltd.	42,981	75,493
Hyundai Steel Co.	1,503	91,221
Impala Platinum Holdings Ltd.	13,262	59,192	*
Industrias Penoles SA de CV	3,065	50,146
Jiangxi Copper Co., Ltd., Class H Shares	80,000	134,167
Jindal Steel and Power Ltd.	23,916	32,130
KGHM Polska Miedz SA	10,849	307,436
Korea Zinc Co., Ltd.	198	96,741
MMC Norilsk Nickel PJSC, ADR	20,877	352,195
POSCO	1,223	245,598
Severstal PAO	8,740	93,173	*
Southern Copper Corp.	7,800	229,398
Tata Steel Ltd.	12,132	58,355
Vale SA	12,100	71,181
Vedanta Ltd.	32,797	89,744
Zijin Mining Group Co., Ltd., Class H Shares	374,000	131,718

Total Metals & Mining		3,288,214

Paper & Forest Products - 0.7%
Empresas CMPC SA	163,589	444,494
Mondi Ltd.	3,707	81,340
Nine Dragons Paper Holdings Ltd.	100,000	87,209

Total Paper & Forest Products		613,043

TOTAL MATERIALS		9,221,115

TELECOMMUNICATION SERVICES - 11.7%
Diversified Telecommunication Services - 3.0%
Alibaba Health Information Technology Ltd.	48,000	50,220	*

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Diversified Telecommunication Services - (continued)
China Telecom Corp., Ltd.	264,000	$154,962
China Unicom (Hong Kong) Ltd.	112,000	175,985
Chunghwa Telecom Co., Ltd.	198,000	631,454
KT Corp.	6,493	165,607	*
LG Uplus Corp.	40,366	356,814
PT Telekomunikasi Indonesia Persero Tbk	1,651,500	362,940
PT XL Axiata Tbk	139,500	38,557	*
Rostelecom	65,680	107,152	*
Telekom Malaysia Berhad	70,900	122,896
True Corp. PCL	422,623	142,645	*(a)
Turk Telekomunikasyon AS	81,877	215,377

Total Diversified Telecommunication Services		2,524,609

Wireless Telecommunication Services - 8.7%
Advanced Info Service PCL	46,700	331,838	(a)
America Movil SAB de CV, Series L Shares	615,786	658,197
Axiata Group Berhad	144,100	244,432
Bharti Airtel Ltd.	56,145	370,435
Bharti Infratel Ltd.	22,956	161,788
China Mobile Ltd.	113,500	1,455,438
DiGi.Com Berhad	202,900	288,244
Far EasTone Telecommunications Co., Ltd.	88,000	212,766
Globe Telecom Inc.	2,025	112,725
Idea Cellular Ltd.	52,387	144,994
Maxis Bhd	98,100	165,623
MegaFon PJSC, GDR	5,094	70,807
Mobile TeleSystems PJSC, ADR	35,900	351,102
MTN Group Ltd.	35,523	667,918
Philippine Long Distance Telephone Co.	5,540	345,252
PT Tower Bersama Infrastructure Tbk	70,600	48,849
Sistema JSFC, Registered Shares, GDR	11,811	104,527
SK Telecom Co., Ltd.	1,790	401,183
Taiwan Mobile Co., Ltd.	94,000	313,795
Tim Participacoes SA	40,900	134,707
Turkcell Iletisim Hizmetleri AS	162,041	746,691
Vodacom Group Ltd.	7,965	90,806

Total Wireless Telecommunication Services		7,422,117

TOTAL TELECOMMUNICATION SERVICES		9,946,726

UTILITIES - 7.6%
Electric Utilities - 3.1%
Adani Transmissions Ltd.	7,582	5,619	*(a)
CEZ AS	18,605	431,978
Enea SA	15,574	66,065
Energa SA	13,310	80,497
Enersis SA	816,065	259,139
Korea Electric Power Corp.	19,089	783,788
Polska Grupa Energetyczna SA	48,502	237,866
Tata Power Co., Ltd.	128,107	149,270
Tauron Polska Energia SA	70,347	81,947
Tenaga Nasional Berhad	156,200	523,289

Total Electric Utilities		2,619,458

Gas Utilities - 1.6%
China Gas Holdings Ltd.	64,000	102,214
China Resources Gas Group Ltd.	32,000	94,742
ENN Energy Holdings Ltd.	28,000	168,870
GAIL India Ltd.	44,038	271,434
Korea Gas Corp.	2,462	95,350
Petronas Gas Bhd	30,100	169,607
PT Perusahaan Gas Negara	1,411,000	456,664

Total Gas Utilities		1,358,881

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY	SHARES	VALUE
Independent Power and Renewable Electricity Producers - 2.3%
Aboitiz Power Corp.	120,900	$121,999
Adani Power Ltd.	14,099	6,454	*
AES Gener SA	122,896	69,784
CGN Power Co., Ltd., Class H Shares	250,000	131,264
China Longyuan Power Group Corp., Class H Shares	125,000	139,005
China Power International Development Ltd.	123,000	93,303
China Resources Power Holdings Co.	70,000	194,155
Colbun SA	302,570	85,890
Datang International Power Generation Co., Ltd.	122,000	62,326
Empresa Nacional de Electricidad SA	138,252	190,528
Energy Development Corp.	1,204,000	199,732
Huadian Power International Corp., Ltd.	78,000	87,041
Huaneng Power International Inc., Class H Shares	134,000	186,352
Huaneng Renewables Corp., Ltd., Class H Shares	170,000	68,206
NTPC Ltd.	135,456	292,800
Tractebel Energia SA	7,900	86,874

Total Independent Power and Renewable Electricity Producers		2,015,713

Multi-Utilities - 0.1%
YTL Corp. Berhad	209,400	86,024

Water Utilities - 0.5%
Aguas Andinas SA	101,611	58,016
Beijing Enterprises Water Group Ltd.	162,000	133,127
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	65,276
Guangdong Investment Ltd.	106,000	148,233

Total Water Utilities		404,652

TOTAL UTILITIES		6,484,728

TOTAL COMMON STOCKS (Cost - $85,085,075)		81,684,454

PREFERRED STOCKS - 2.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Hyundai Motor Co., Ltd.	555	52,243

Multiline Retail - 0.1%
Lojas Americanas SA	17,700	98,716

TOTAL CONSUMER DISCRETIONARY		150,959

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Embotelladora Andina SA, Class B Shares	30,460	103,157

Food & Staples Retailing - 0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	1,400	33,007

TOTAL CONSUMER STAPLES		136,164

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
AK Transneft OAO	14	33,183
Petroleo Brasileiro SA	38,900	159,023

TOTAL ENERGY		192,206

FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA	13,020	119,350
Banco Davivienda SA	4,555	46,753
Bancolombia SA	13,784	147,617
Grupo Aval Acciones y Valores SA	120,610	59,027
Itau Unibanco Holding SA	13,500	148,586
Itausa - Investimentos Itau SA	17,895	51,283

TOTAL FINANCIALS		572,616

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

SECURITY			SHARES		VALUE
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co., Ltd.			89		$79,230

MATERIALS - 0.4%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B Shares			12,735		207,178

Metals & Mining - 0.2%
Gerdau SA			15,800		38,063
Vale SA			18,200		91,202

Total Metals & Mining					129,265

TOTAL MATERIALS					336,443

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Oi SA			17,060		32,100	*
Telefonica Brasil SA			16,400		229,772

TOTAL TELECOMMUNICATION SERVICES					261,872

UTILITIES - 0.1%
Electric Utilities - 0.1%
Companhia Energetica de Minas Gerais			23,200		88,499

Independent Power and Renewable Electricity Producers - 0.0%
Companhia Energetica de Sao Paulo			6,200		39,105

TOTAL UTILITIES					127,604

TOTAL PREFERRED STOCKS (Cost - $2,945,251)					1,857,094

	RATE	MATURITY DATE	FACE AMOUNT†
CORPORATE BOND & NOTES - 0.0%
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
NTPC Ltd., Secured Bonds (Cost - $37,365)	8.490%	3/25/25	2,236,875	INR	35,970

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $88,067,691)					83,577,518

		SHARES
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $605,065)	0.103%	605,065			605,065

TOTAL INVESTMENTS - 98.8% (Cost - $88,672,756#)					84,182,583
Other Assets in Excess of Liabilities - 1.2%					1,011,250

TOTAL NET ASSETS - 100.0%					$85,193,833

See Notes to Schedule of Investments.

QS BATTERYMARCH EMERGING MARKETS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2015

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
INR	— Indian Rupee
GDR	— Global Depositary Receipts
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Emerging Markets Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$8,986,822	$867,078	$207,311	$10,061,211
Consumer staples	10,345,907	564,969	—	10,910,876
Energy	7,194,243	360,323	—	7,554,566
Financials	11,168,319	588,371	—	11,756,690
Health care	3,862,661	—	—	3,862,661
Industrials	7,878,461	—	49,330	7,927,791
Information technology	3,913,850	—	44,240	3,958,090
Materials	9,051,903	169,212	—	9,221,115
Telecommunication services	9,472,243	474,483	—	9,946,726
Utilities	6,479,109	5,619	—	6,484,728
Preferred stocks	1,857,094	—	—	1,857,094
Corporate bond & notes	—	35,970	—	35,970

Total long-term investments	$80,210,612	$3,066,025	$300,881	$83,577,518

Short-term investments†	605,065	—	—	605,065

Total investments	$80,815,677	$3,066,025	$300,881	$84,182,583

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$14,540	—	—	$14,540

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2015, securities valued at $2,276,950 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,230,385
Gross unrealized depreciation	(11,720,558)

Net unrealized depreciation	$(4,490,173)

At June 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	34	9/15	$1,645,520	$1,630,980	$(14,540)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015